Borrowings - Schedule of Maturities of Outstanding Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,055,913	$ 960,159
Within one year
Disclosure of detailed information about borrowings [line items]
Borrowings	999,036
Within two years
Disclosure of detailed information about borrowings [line items]
Borrowings	5,523
Within three years
Disclosure of detailed information about borrowings [line items]
Borrowings	5,736
Within four years
Disclosure of detailed information about borrowings [line items]
Borrowings	5,970
Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 39,648